Accounts and Bills Receivable, net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts and Bills Receivable, net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Accounts receivable consisted of the following:

	December 31, 2014		December 31, 2013
	RMB	US$	RMB
Accounts receivable	8,168	1,316	6,868
Less: Allowance for doubtful accounts	(825)	(133)	(795)
	7,343	1,183	6,073

Bills receivable	2,524	407	2,300
	9,867	1,590	8,373

Schedule of Allowance For Doubtful Accounts
An analysis of the allowance for doubtful accounts for 2014, 2013 and 2012 is as follows:

	December 31, 2014		December 31, 2013	December 31, 2012
	RMB	US$	RMB	RMB
Balance at beginning of year	795	128	1,196	1,785
Bad debt (recovery) expense	30	5	(401)	(589)
Write-offs	-	-	-	-

Balance at end of year	825	133	795	1,196